Variable interest entity	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On May 27, 2020, Infobird WFOE entered into the Contractual Arrangements with Infobird Beijing. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Infobird Beijing as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Infobird Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Infobird Beijing pays service fees equal to all of its net income to Infobird WFOE. The Contractual Arrangements are designed so that Infobird Beijing operates for the benefit of Infobird WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Infobird Beijing are consolidated in the accompanying unaudited interim condensed consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s unaudited interim condensed consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	As of June 30, 2023	As of December 31, 2022

Current assets belong to discontinued operation	$1,124,900	$1,504,164
Other assets belong to discontinued operation	7,744,428	9,008,407
Total assets belong to discontinued operation	8,869,328	10,512,571
Total liabilities belong to discontinued operation	(29,229,090)	(27,769,551)
Net deficits belong to discontinued operation	$(20,359,762)	$(17,256,980)

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Net loss from discontinued operations	$(3,842,329)	$(6,440,381)

Include $537,098 and $485,351 intercompany research and development expense incurred from Infobird WFOE for the six months ended June 30, 2023 and 2022, respectively.

Include $503,525 and $312,494 intercompany revenue recognized from Infobird WFOE for the six months ended June 30, 2023 and 2022, respectively.